Supplementary Oil And Gas Information (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
	Dec. 31, 2025 $ / MMBTU $ / MMBTU $ / bbl $ / bbl	Dec. 31, 2024 $ / bbl $ / bbl $ / MMBTU $ / MMBTU
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	0.7131	0.7325
Natural Gas | Henry Hub
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	3.70	2.37
Natural Gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	1.75	1.28
Natural Gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	1.10	0.91
WTI | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	65.68	74.88
WCS | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	76.91	80.78
Canadian Light Sweet | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	87.03	96.35
Cromer LSB | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	85.79	93.44
Brent | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	68.59	78.81
Edmonton C5+ | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	90.25	98.9